Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurements [Abstract]
Schedule Of Fair Value Of Available-For-Sale Investments
(In thousands)	March 31, 2013	December 31, 2012
Cost	$5,207	$5,207
Gross unrealized losses	(25)	-
Gross unrealized gains	113,499	106,220
Fair value	$118,681	$111,427

Schedule Of Accumulated Other Comprehensive Loss On Interest Rate Swaps
(In thousands)	Accumulated other comprehensive loss
Balance at December 31, 2012	$48,180
Other comprehensive income	(14,823)
Balance at March 31, 2013	$33,357

Schedule Of Income Tax Benefit
(In thousands)	Three Months Ended March 31,
	2013	2012
Foreign currency translation adjustments and other	$(730)	$2,234
Unrealized holding gain on marketable securities	2,820	7,017
Unrealized holding gain on cash flow derivatives	8,774	5,120
Total income tax benefit	$10,864	$14,371